UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21982
Guggenheim Strategic Opportunities Fund
(Exact name of registrant as specified in charter)
227 West Monroe Street, Chicago, IL 60606
(Address of principal executive offices) (Zip code)
Amy J. Lee 227 West Monroe Street, Chicago, IL 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 827-0100

Date of fiscal year end: May 31
Date of reporting period: June 1, 2014 – August 31, 2014

Item 1.  Schedule of Investments.
Attached hereto.

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2014

	Shares	Value
COMMON STOCKS† - 0.2%
Basic Materials - 0.1%
Mirabela Nickel Ltd.*,1	5,244,841	$ 440,846
Communications - 0.1%
Cengage Learning
Acquisitions, Inc.*,††,1	11,126	353,251
Consumer, Cyclical - 0.0%**
Global Aviation Holdings, Inc. —
Class A*,†††,1,2	32,331	3
Deb Store Holdings, LLC*,†††,2	9,389	-
Total Consumer, Cyclical		3
Total Common Stocks
(Cost $2,144,014)		794,100
PREFERRED STOCKS† - 6.4%
Goldman Sachs Group, Inc.
5.50%1,3	269,144	6,588,645
Seaspan Corp.
6.38%1	98,000	2,519,580
9.50%1	40,000	1,080,800
Aspen Insurance Holdings Ltd.
5.95%1,3	124,000	3,200,440
PNC Financial Services Group, Inc.
6.13%1,3	69,000	1,911,300
Wells Fargo & Co.
5.85%1,3	60,000	1,564,200
Centaur Funding Corp.
9.08%1,5	1,000	1,257,500
Morgan Stanley
7.13%1,3	28,000	778,400
Falcons Funding Trust I
8.88% 1,3,5	500	517,688
Aegon N.V.
6.38%1	20,000	514,400
AgriBank FCB
6.88%1,3	4,000	425,125
City National Corp.
6.75% 1,3	12,000	336,240
GSC Partners CDO Fund Limited / GSC Partners CDO Fund Corp.
0.00%*,††,1,3,5	5,200	22,412
Total Preferred Stocks
(Cost $19,979,624)		20,716,730
WARRANTS††† - 0.0%**
Alion Science & Technology
Corp.
03/15/17†††,1,2	1,050	-
Total Warrants
(Cost $11)		-
EXCHANGE-TRADED FUNDS† - 19.2%
SPDR S&P 500 ETF Trust6	156,200	31,350,902
iShares Russell 2000 ETF6	134,400	15,665,664
Powershares QQQ Trust Series
16	94,700	9,449,166
SPDR S&P MidCap 400 ETF
Trust6	12,000	3,140,880
Technology Select Sector
SPDR Fund6	77,900	3,137,812
Total Exchange-Traded Funds
(Cost $61,287,590)		62,744,424

	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 43.4%
Rockwall CDO II Ltd.
2007-1A, 0.49% due
08/01/241,3,5	$8,521,798	$8,151,951
Fortress Credit Opportunities
2005-1A, 0.57% due
07/15/191	7,700,000	6,843,760
Airplanes Pass Through Trust
2001-1A, 0.71% due
03/15/191,3	12,703,315	5,478,304
Churchill Financial Cayman Ltd.
2007-1A, 2.83% due
07/10/191,3,5	3,500,000	3,279,500
2007-1A, 8.37% due
07/10/191,5	1,000,000	1,007,200
2007-1A, 1.48% due
07/10/191,3,5	1,000,000	946,900
Attentus CDO III Ltd.
2007-3A, 0.49% due
10/11/423,5	5,495,146	4,780,777
Citigroup Mortgage Loan Trust 2006-FX1
2006-FX1, 5.78% due
10/25/361,7	5,332,455	4,512,595
Gramercy Real Estate CDO 2007-1 Ltd.
2007-1A, 0.51% due
08/15/561,3,5	4,759,885	4,153,000
Cedar Woods CRE CDO Ltd.
2006-1A, 0.42% due
07/25/511	4,806,368	4,076,281
Castlelake Aircraft Securitization Trust
2014-1, 5.25% due
02/15/29	2,285,026	2,299,193
2014-1, 7.50% due
02/15/29	1,371,016	1,376,225
Aerco Ltd.
2000-2A, 0.61% due
07/15/251,3	6,532,343	3,527,465
N-Star Real Estate CDO VIII Ltd.
2006-8A, 0.52% due
02/01/411,3,5	1,750,000	1,594,775
2006-8A, 0.45% due
02/01/411,3,5	1,258,728	1,208,757
RAIT CRE CDO I Ltd.
2006-1X, 0.48% due
11/20/461	3,136,589	2,802,542
ARES XXVI CLO Ltd.
2013-1A, 0.00% due
04/15/251,5,8	3,700,000	2,779,810
N-Star Real Estate CDO IX Ltd.
0.51% due 02/01/411	2,685,287	2,579,218
Atlas Senior Loan Fund II Ltd.
2012-2A, 0.00% due
01/30/241,5,8	2,600,000	2,418,780
Carlyle Global Market Strategies CLO 2012-3 Ltd.
2012-3A, 0.00% due
10/04/241,5,8	2,600,000	2,412,020

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2014

	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 43.4% (continued)
SRERS Funding Ltd.
2011-RS, 0.41% due
05/09/461,3,5	$2,462,875	$2,323,723
GSAA Home Equity Trust
2006-18, 6.00% due
11/25/361,7	2,398,730	1,648,650
2007-7, 0.43% due
07/25/373	702,173	602,564
Babcock & Brown Air Funding I Ltd.
2007-1A, 0.46% due
11/14/331,3,5	1,480,771	1,258,655
2007-1X, 0.45% due
11/14/331	1,151,711	978,954
Highland Park CDO I Ltd.
2006-1A, 0.56% due
11/25/511,3,5	2,358,445	2,235,099
321 Henderson Receivables III LLC
2008-1A, 10.81% due
01/15/501,5	500,000	744,450
2008-1A, 9.36% due
01/15/481,5	500,000	734,500
2008-1A, 8.37% due
01/15/461,5	500,000	701,950
Finn Square CLO Ltd.
2012-1A, 0.00% due
12/24/231,5,8	2,500,000	2,169,250
Great Lakes CLO 2012-1 Ltd.
2012-1A, 0.00% due
01/15/231,5,8	2,500,000	2,134,500
Halcyon Structured Asset Management Long
Secured/Short Unsecured 2007-1 Ltd.
2007-1A, 2.54% due
08/07/213,5	2,100,000	2,071,020
TCW Global Project Fund II Ltd.
2004-1A, 2.18% due
06/15/16†††,1,3,5	2,000,000	1,634,200
2004-1A, 1.58% due
06/24/16†††,1,3,5	456,060	433,075
Structured Asset Securities Corporation Mortgage Loan
Trust 2006-BC6
2006-BC6, 0.33% due
01/25/371,3	2,500,000	2,064,848
Aircraft Certificate Owner Trust
2003-1A, 7.00% due
09/20/22†††,1,5	1,833,837	1,951,569
Dryden Senior Loan Fund
3.73% due 10/20/201	2,000,000	1,921,200
Structured Asset Securities Corporation Mortgage Loan
Trust
2006-OPT1, 0.42% due
04/25/361,3	2,000,000	1,798,240
Adams Outdoor Advertising, LP
2010-1, 10.76% due
12/20/401,5	1,100,000	1,203,660
2010-1, 8.84% due
12/20/401,5	500,000	536,752
Monroe Capital CLO 2014-1 Ltd.
2014-1A, 4.96% due
10/22/261,3,5	1,750,000	1,682,450
Emerald Aviation Finance Ltd.
2013-1, 6.35% due
10/15/381,5,7	1,611,458	1,636,436
Business Loan Express SBA Loan Trust 2006-1
2006-AA, 0.40% due
10/20/381,3,5	1,526,101	1,303,561
2007-AA, 0.56% due
10/20/401,3,5	414,223	296,377
BBAM Acquisition Finance
5.38% due 09/17/161	1,289,082	1,295,528
6.25% due 09/17/161	250,000	241,250
Rosedale CLO Ltd.
2006-A, 0.64% due
07/24/211,3,5	1,500,000	1,479,450
MC Funding Limited / MC Funding 2006-1 LLC
2006-1A, 1.18% due
12/20/201,3,5	1,500,000	1,442,250
Marathon CLO II Ltd.
2005-2A, 0.00% due
12/20/191,5,8	3,000,000	1,427,400
TCW Global Project Fund III Ltd.
2005-1A, 5.79% due
09/01/17†††,1,5	1,000,000	946,000
2005-1A, 0.88% due
09/01/17†††,1,3,5	500,000	480,150
GoldenTree Loan Opportunities III Ltd.
2007-3A, 3.44% due
05/01/221,3,5	1,500,000	1,424,700
Cerberus Onshore II CLO LLC
2014-1A, 4.23% due
10/15/231,3,5	1,250,000	1,179,375
2014-1A, 3.73% due
10/15/231,3,5	250,000	243,050
ALM XIV Ltd.
2014-14A, 3.68% due
07/28/261,3,5	1,500,000	1,416,150
Ares XXV CLO Ltd.
2013-3A, 0.00% due
01/17/241,5,8	1,750,000	1,353,450
Madison Park Funding VIII Ltd.
2014-8AR, 4.08% due
04/22/221,3,5	1,300,000	1,287,780
Glenn Pool Oil & Gas Trust
6.00% due 08/02/21†††,1	1,239,095	1,283,950
NewStar Arlington Senior Loan Program LLC
2014-1A, 4.48% due
07/25/251,3,5	750,000	717,825
2014-1A, 5.97% due
07/25/251,5	500,000	505,300
MCF CLO I LLC
2013-1A, 5.98% due
04/20/231,3,5	1,250,000	1,168,375

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2014

	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 43.4% (continued)
DIVCORE CLO Ltd.
2013-1A B, 4.05% due
11/15/321,3	$1,000,000	$1,000,600
KKR Financial CLO Ltd.
2007-1X, 5.23% due
05/15/21	1,000,000	998,200
Fortress Credit Opportunities III CLO, LP
2014-3A, 3.48% due
04/28/261,3,5	1,000,000	995,400
NewStar Commercial Loan Trust
2007-1A, 1.53% due
09/30/221,3,5	500,000	469,300
2007-1A, 2.53% due
09/30/221,3,5	500,000	466,100
Turbine Engines Securitization Ltd.
2013-1A, 6.38% due
12/13/481,5	846,655	859,355
Global Leveraged Capital Credit Opportunity Fund
2006-1A, 1.23% due
12/20/181,3,5	900,000	859,230
Putnam Structured Product CDO 2002-1 Ltd.
2002-1A, 0.83% due
01/10/381,3,5	894,247	818,236
Northwind Holdings LLC
2007-1A, 1.01% due
12/01/371,3,5	896,875	816,156
Atlas Senior Loan Fund IV Ltd.
2014-2A, 2.93% due
02/17/261,3,5	850,000	814,300
Mountain View CLO III Ltd.
2007-3A, 0.57% due
04/16/211,3,5	800,000	775,440
Katonah IX CLO Ltd.
2006-9A, 0.95% due
01/25/193,5	800,000	763,600
CHLPA Credit Card Pass-Through Trust
2012-BIZ, 0.00%†††,1,4,5,8	871,104	752,286
Ivy Hill Middle Market Credit Fund Ltd.
2011-3A, 6.73% due
01/15/221,3,5	750,000	749,925
Carlyle Global Market Strategies CLO 2012-2 Ltd.
2014-2AR, 4.13% due
07/20/231,3,5	750,000	744,000
Diversified Asset Securitization Holdings II, LP
2000-1A, 0.72% due
09/15/351,3,5	670,950	656,994
2000-1X, 0.72% due
09/15/353	39,838	39,009
T2 Income Fund CLO Ltd.
2007-1A, 2.98% due
07/15/191,3,5	700,000	689,780
Wachovia Asset Securitization Issuance II LLC 2007-HE1
Trust
2007-HE1, 0.30% due
07/25/371,3,5	786,152	689,542
New Century Home Equity Loan Trust
2005-1, 0.88% due
03/25/351,3	609,574	543,755
2004-A, 5.47% due
08/25/341,3	59,820	61,730
Northwoods Capital VII Ltd.
2006-7A, 3.73% due
10/22/211,3,5	600,000	584,040
Structured Asset Receivables Trust Series
2005-1A, 0.73% due
01/21/151,3,5	598,635	579,180
Vega Containervessel plc
2006-1A, 5.56% due
02/10/211,5	512,515	504,828
Newstar Commercial Loan Funding 2014-1 LLC
2014-1A, 5.07% due
04/20/251,3,5	500,000	492,900
COA Summit CLO Ltd.
2014-1A, 4.09% due
04/20/231,3,5	500,000	492,300
Liberty CLO Ltd.
2005-1A, 0.74% due
11/01/171,3,5	500,000	489,100
NXT Capital CLO 2013-1 LLC
2013-1A, 4.38% due
04/25/241,3,5	500,000	481,600
Great Lakes CLO 2014-1 Ltd.
2014-1A, 4.43% due
04/15/251,3,5	500,000	477,500
Marlborough Street CLO Ltd.
2007-1A, 0.98% due
04/18/191,3,5	500,000	475,150
Connecticut Valley Structured Credit CDO III Ltd.
2006-3A, 6.68% due
03/23/231,5	441,767	428,514
Gramercy Park CLO Ltd.
2014-1AR, 4.28% due
07/17/231,3,5	400,000	397,280
Salus CLO 2012-1 Ltd.
2013-1AN, 6.98% due
03/05/211,3,5	400,000	395,520
Airlie CLO
2006-2A, 0.98% due
12/20/201,3,5	400,000	370,440
Putnam Structured Product CDO
2008-1A, 0.61% due
10/15/381,3,5	340,410	324,819
Golub Capital Partners CLO 18 Ltd.
2014-18A, 4.23% due
04/25/261,3,5	300,000	288,900
Insurance Note Capital VII
2005-1R1A, 0.48% due
06/09/333,5	282,400	266,868
Raspro Trust
2005-1A, 0.63% due
03/23/241,3,5	267,481	262,800

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2014

	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 43.4% (continued)
Newstar Commercial Loan Funding 2013-1 LLC
2013-1A, 5.53% due
09/20/231,3,5	$250,000	$249,375
Hewett's Island CDO Ltd.
2006-5A, 0.93% due
12/05/183,5	250,000	244,100
OFSI Fund Ltd.
2006-1A, 1.08% due
09/20/191,3,5	250,000	240,550
Halcyon Structured Asset Management Long/Short CLO
Ltd.
2007-1A, 1.08% due
08/07/213,5	250,000	236,700
Gale Force CLO Ltd.
2007-3A, 0.93% due
04/19/211,3,5	250,000	232,875
Blade Engine Securitization Ltd.
2006-1A, 3.16% due
09/15/411,3,5	460,369	184,147
Silverleaf Finance Vii LLC
2010-A, 8.00% due
07/15/221,5	89,248	90,611
Bush Truck Leasing LLC
2011-AA, 5.00% due
09/25/181,5	21,607	18,460
Blue Falcon
A-2, 3.16% due 12/25/161	10,297	10,257
Total Asset Backed Securities
(Cost $138,706,670)		141,568,471
CORPORATE BONDS†† - 40.8%
Financial - 19.5%
Citigroup, Inc.
5.35%1,4,9	6,575,000	6,278,263
JPMorgan Chase & Co.
5.00%1,4,9	3,100,000	3,074,134
6.13%1,4,9	1,000,000	1,022,500
Fifth Third Bancorp
4.90%1,4,9	3,000,000	3,011,400
5.10%4,9	1,000,000	952,500
Prudential Financial, Inc.
5.63% due 06/15/431,9	3,500,000	3,753,750
Bank of America Corp.
5.20%4,9	2,000,000	1,927,500
5.13%1,4,9	1,000,000	989,680
QBE Capital Funding III Ltd.
7.25% due 05/24/411,5,9	2,650,000	2,881,875
Wilton Re Finance LLC
5.88% due 03/30/331,3,5	2,750,000	2,866,875
Customers Bank
6.13% due 06/26/291,3,5	2,500,000	2,521,875
Barclays plc
6.63%1,4,9	1,362,000	1,338,165
8.25%1,4,9	950,000	1,006,220
Icahn Enterprises, LP / Icahn
Enterprises Finance Corp.
6.00% due 08/01/201	2,000,000	2,135,000
AmTrust Financial Services,
Inc.
6.13% due 08/15/231	2,000,000	2,105,140
EPR Properties
5.75% due 08/15/221	1,500,000	1,653,180
Cadence Bank North America
6.25% due 06/28/291,3,5	1,600,000	1,628,000
Fidelity & Guaranty Life
Holdings, Inc.
6.38% due 04/01/211,5	1,450,000	1,551,500
Credit Acceptance Corp.
6.13% due 02/15/211,5	1,500,000	1,545,000
Pacific Premier Bancorp, Inc.
5.75% due 09/03/241,5	1,500,000	1,500,000
RBS Capital Trust II
6.43%1,4,9	1,400,000	1,491,000
Credit Suisse Group AG
6.25%1,4,5,9	1,450,000	1,442,750
Cadence Financial Corp.
4.88% due 06/28/191,5	1,350,000	1,356,750
MetLife Capital Trust IV
7.88% due 12/15/371,5	1,000,000	1,277,500
Schahin II Finance Company
SPV Ltd.
5.88% due 09/25/221,5	1,300,133	1,267,629
Lock AS
7.00% due 08/15/21	900,000 EUR	1,238,749
KeyCorp Capital III
7.75% due 07/15/291	1,000,000	1,238,596
AXA S.A.
6.38%1,4,5,9	1,000,000	1,085,000
National Life Insurance Co.
10.50% due 09/15/391,5	700,000	1,079,651
Wells Fargo & Co.
5.90%1,4,9	1,000,000	1,047,500
Corporation Financiera de
Desarrollo S.A.
5.25% due 07/15/291,3,5	1,000,000	1,021,500
Voya Financial, Inc.
5.65%1,4,9	1,000,000	1,017,500
Ironshore Holdings US, Inc.
8.50% due 05/15/201,5	800,000	946,870
Pacific Beacon LLC
5.63% due 07/15/511,5	730,653	667,072
Cabot Financial Luxembourg
S.A.
6.50% due 04/01/215	350,000 GBP	566,531
M&T Bank Corp.
6.45%1,4,9	500,000	537,500
Scottrade Financial Services,
Inc.
6.13% due 07/11/211,5	500,000	523,344
Tri-Command Military Housing
LLC
5.38% due 02/15/481,5	565,714	518,941

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2014

	Face
	Amount	Value
CORPORATE BONDS†† - 40.8% (continued)
Financial - 19.5%
(continued)
Nationstar Mortgage LLC /
Nationstar Capital Corp.
7.88% due 10/01/201	$ 405,000	$ 417,150
6.50% due 07/01/211	55,000	53,900
Jefferies LoanCore LLC / JLC
Finance Corp.
6.88% due 06/01/201,5	400,000	398,000
Nationwide Mutual Insurance
Co.
9.38% due 08/15/391,5	250,000	395,032
Jefferies Finance LLC / JFIN
Company-Issuer Corp.
7.38% due 04/01/201,5	350,000	365,750
Prosight Global Inc.
7.50% due 11/26/20†††,1	250,000	256,950
LCP Dakota Fund
10.00% due 08/17/151	46,200	46,200
12.50% due 08/17/151	33,000	32,997
Total Financial		64,032,919
Energy - 6.0%
ContourGlobal Power Holdings
S.A.
7.13% due 06/01/191,5	2,200,000	2,216,500
Gibson Energy, Inc.
6.75% due 07/15/211,5	2,000,000	2,159,999
Atlas Energy Holdings
Operating Company LLC /
Atlas Resource Finance Corp.
7.75% due 01/15/211	1,425,000	1,453,500
9.25% due 08/15/211	600,000	631,500
Penn Virginia Resource
Partners, LP / Penn Virginia
Resource Finance Corp.
8.38% due 06/01/201	1,849,000	2,057,013
Summit Midstream Holdings
LLC / Summit Midstream
Finance Corp.
7.50% due 07/01/211	1,800,000	1,980,000
Keane Group Holdings LLC
7.73% due 08/30/19†††,1,2	1,500,000	1,470,000
1.99% due 08/30/19†††,2	500,000	500,000
BreitBurn Energy Partners LP /
BreitBurn Finance Corp.
7.88% due 04/15/221	1,800,000	1,908,000
Regency Energy Partners, LP /
Regency Energy Finance Corp.
8.38% due 06/01/191,5	1,600,000	1,720,000
Jones Energy Holdings LLC /
Jones Energy Finance Corp.
6.75% due 04/01/221,5	1,100,000	1,160,500
IronGate Energy Services LLC
11.00% due 07/01/185	500,000	507,500
Pacific Drilling S.A.
5.38% due 06/01/201,5	500,000	487,500
Ultra Resources, Inc.
4.51% due 10/12/20†††,1	500,000	479,000
Crestwood Midstream
Partners, LP / Crestwood
Midstream Finance Corp.
7.75% due 04/01/191	$330,000	$350,625
Endeavor Energy Resources.
LP / EER Finance, Inc.
7.00% due 08/15/211,5	300,000	318,750
Midstates Petroleum Co., Inc. /
Midstates Petroleum Co., LLC
10.75% due 10/01/201	150,000	165,938
Total Energy		19,566,325
Industrial - 4.8%
Princess Juliana International
Airport Operating Company
N.V.
5.50% due 12/20/271,5	2,098,613	2,083,293
Marquette Transportation
Company LLC / Marquette
Transportation Finance Corp.
10.88% due 01/15/171	1,530,000	1,610,325
BMBG Bond Finance SCA
	1,200,000
5.20% due 10/15/203,5	EUR	1,598,213
Xefin Lux SCA
	1,200,000
3.91% due 06/01/193,5	EUR	1,582,682
Quality Distribution LLC / QD
Capital Corp.
9.88% due 11/01/181	1,460,000	1,547,600
Odebrecht Offshore Drilling
Finance Ltd.
6.63% due 10/01/221,5	1,433,905	1,536,071
Cemex SAB de CV
9.00% due 01/11/181,5	1,210,000	1,288,650
America West Airlines 2001-1
Pass Through Trust
7.10% due 04/02/211	948,389	1,045,599
Alion Science & Technology
Corp.
12.00% due 11/01/141,10	562,400	568,418
Unifrax I LLC / Unifrax Holding
Co.
7.50% due 02/15/191,5	500,000	515,000
LMI Aerospace, Inc.
7.38% due 07/15/191,5	500,000	506,250
Atlas Air 1999-1 Class A-1
Pass Through Trust
7.20% due 01/02/19	465,332	489,180
British Airways 2013-1 Class B
Pass Through Trust
5.63% due 06/20/201,5	398,250	425,880
Atlas Air 1998-1 Class A Pass
Through Trust
7.38% due 07/02/19	371,248	382,849
Agua Caliente Band of Cahuilla
Indians
6.35% due 10/01/151,5	360,000	355,514

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2014

	Face
	Amount	Value
CORPORATE BONDS†† - 40.8% (continued)
Industrial - 4.8% (continued)
Atlas Air 2000-1 Class A Pass
Through Trust
8.71% due 07/02/211	$266,843	$282,853
Total Industrial		15,818,377
Consumer, Non-cyclical -
2.9%
Bumble Bee Holdings, Inc.
9.00% due 12/15/171,5	2,278,000	2,414,680
Vector Group Ltd.
7.75% due 02/15/211	2,190,000	2,332,350
Valeant Pharmaceuticals
International, Inc.
6.75% due 08/15/181,5	1,500,000	1,605,000
Central Garden and Pet Co.
8.25% due 03/01/18	1,538,000	1,586,063
American Seafoods Group
LLC/ American Seafoods
Finance, Inc.
10.75% due 05/15/161,5	700,000	700,000
R&R Ice Cream plc
8.25% due 05/15/205	500,000 AUD	464,808
KeHE Distributors LLC / KeHE
Finance Corp.
7.63% due 08/15/215	250,000	268,750
Physio-Control International,
Inc.
9.88% due 01/15/191,5	92,000	99,705
Total Consumer, Non-cyclical		9,471,356
Consumer, Cyclical - 2.5%
GRD Holdings III Corp.
10.75% due 06/01/191,5	2,445,000	2,695,613
PF Chang's China Bistro, Inc.
10.25% due 06/30/201,5	1,255,000	1,286,375
Sabre GLBL, Inc.
8.50% due 05/15/191,5	1,111,000	1,215,156
HP Communities LLC
6.82% due 09/15/531,5	992,754	1,037,120
Guitar Center, Inc.
6.50% due 04/15/191,5	1,065,000	1,011,750
Checkers Drive-In Restaurants,
Inc.
11.00% due 12/01/171,5	600,000	666,000
Seminole Hard Rock
Entertainment Incorporated /
Seminole Hard Rock
International LLC
5.88% due 05/15/211,5	150,000	147,750
Total Consumer, Cyclical		8,059,764
Communications - 2.0%
SITEL LLC / Sitel Finance Corp.
11.00% due 08/01/171,5	2,575,000	2,690,875
MDC Partners, Inc.
6.75% due 04/01/201,5	2,350,000	2,455,750
Expo Event Transco, Inc.
9.00% due 06/15/211,5	560,000	583,100
DCP LLC / DCP Corp.
10.75% due 08/15/151,5	$500,000	$497,500
Avaya, Inc.
7.00% due 04/01/191,5	380,000	378,100
Total Communications		6,605,325
Diversified - 0.9%
Opal Acquisition, Inc.
8.88% due 12/15/211,5	2,325,000	2,452,875
Harbinger Group, Inc.
7.88% due 07/15/191	300,000	325,500
Total Diversified		2,778,375
Technology - 0.8%
Aspect Software, Inc.
10.63% due 05/15/171	1,660,000	1,693,200
Eagle Midco, Inc.
9.00% due 06/15/181,5	950,000	976,125
Total Technology		2,669,325
Basic Materials - 0.8%
Mirabela Nickel Ltd.
9.50% due 05/20/19†††,2	1,153,000	1,153,000
TPC Group, Inc.
8.75% due 12/15/201,5	1,010,000	1,113,525
KGHM International Ltd.
7.75% due 06/15/191,5	300,000	322,125
Total Basic Materials		2,588,650
Utilities - 0.6%
LBC Tank Terminals Holding
Netherlands BV
6.88% due 05/15/231,5	900,000	963,000
NGL Energy Partners, LP / NGL
Energy Finance Corp.
6.88% due 10/15/211,5	842,000	903,045
Total Utilities		1,866,045
Total Corporate Bonds
(Cost $126,495,424)		133,456,461
SENIOR FLOATING RATE INTERESTS††,3 - 24.6%
Industrial - 6.7%
Travelport Holdings Ltd.
6.25% due 06/26/19	2,079,720	2,110,915
9.50% due 01/31/16	1,000,000	1,018,460
Rise Ltd.
4.75% due 02/12/39	1,947,917	1,974,797
6.50% due 02/12/39	486,979	492,433
SIRVA Worldwide, Inc.
7.50% due 03/27/19	1,777,500	1,813,050
CPM Acquisition Corp.
6.25% due 08/29/17	983,298	984,114
10.25% due 03/01/18	530,000	536,302
Knowledge Learning Corp.
5.25% due 03/18/21	1,496,250	1,507,472
CareCore National LLC
5.50% due 03/05/21	1,496,250	1,499,063
Sabre, Inc.
4.00% due 02/19/19	1,237,286	1,231,100
AABS
4.88% due 01/01/20	991,146	1,007,202

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2014

	Face
	Amount	Value
SENIOR FLOATING RATE INTERESTS††,3 - 24.6% (continued)
Industrial - 6.7% (continued)
NaNa Development Corp.
8.00% due 03/15/18	$840,441	$827,835
Flakt Woods
4.82% due 04/01/17	650,000 EUR	819,920
Hunter Defense Technologies
6.50% due 08/04/19	800,000	792,000
VAT Holding AG
4.75% due 02/11/21	748,125	747,190
AlliedBarton Security Services
LLC
8.00% due 08/12/21	726,027	719,675
Mitchell International, Inc.
8.50% due 10/11/21	700,000	704,816
Sutherland Global Services,
Inc.
7.25% due 03/06/19	703,125	703,125
Ceva Group Plc (United
Kingdom)
6.50% due 03/19/21	589,655	569,017
Mast Global
8.75% due 09/12/19†††,2	481,250	477,150
Panolam Industries
International, Inc.
7.75% due 08/23/17	415,938	413,859
SI Organization
5.75% due 11/23/19	309,112	310,271
Ceva Logistics US Holdings
6.50% due 03/19/21	275,172	268,695
Ceva Logistics Holdings BV
(Dutch)
6.50% due 03/19/21	199,500	194,804
Brickman Group Holdings, Inc.
7.50% due 12/17/21	170,000	170,141
Doncasters Group Ltd.
9.50% due 10/09/20	165,517	166,345
Ceva Logistics Canada, ULC
6.50% due 03/19/21	34,397	33,587
Carey International, Inc.
9.00% due 07/31/15†††,2	39,872	15,949
Global Aviation Holdings, Inc.
10.00% due
07/13/17†††,2,11	618,730	–
3.00% due 02/13/1811	202,291	–
Total Industrial		22,109,287
Consumer, Cyclical - 3.4%
Lions Gate Entertainment
Corp.
5.00% due 07/19/20	2,250,000	2,259,382
STG-Fairway Acquisitions, Inc.
6.25% due 02/28/19	1,283,757	1,274,129
10.50% due 08/28/19†††,2	450,000	446,521
Fitness International LLC
5.50% due 07/01/20	1,325,000	1,319,474
National Vision, Inc.
6.75% due 03/11/22	1,200,000	1,179,996
Jacobs Entertainment, Inc.
5.25% due 10/29/18	1,129,875	1,062,083
American Tire Distributors, Inc.
5.75% due 06/01/18	947,696	947,696
Ollies Bargain Outlet
4.75% due 09/28/19	727,372	725,554
Alexander Mann Solutions Ltd.
5.75% due 12/20/19	398,000	397,005
Navistar, Inc.
5.75% due 08/17/17	361,111	364,119
GCA Services Group, Inc.
9.25% due 11/01/20	320,000	320,534
Deb Store Holdings, LLC
1.50% due 10/11/16†††,2	622,972	249,189
Fleetpride Corp.
9.25% due 05/15/20	120,000	117,376
5.25% due 11/19/19	98,747	97,667
Capital Automotive LP
6.00% due 04/30/20	150,000	151,500
Armored AutoGroup, Inc.
6.00% due 11/05/16	123,933	124,026
CKX Entertainment, Inc.
9.00% due 06/21/17	96,850	85,712
Total Consumer, Cyclical		11,121,963
Technology - 3.4%
Blue Coat Systems, Inc.
4.00% due 05/31/19	2,210,797	2,190,082
Deltek, Inc.
4.50% due 10/10/18	1,410,171	1,404,530
Greenway Medical
Technologies
6.00% due 11/04/20	1,094,500	1,091,764
Sparta Systems
6.25% due 07/28/20†††,2	1,000,000	990,110
MRI Software LLC
5.25% due 02/04/21	947,625	947,625
EIG Investors Corp.
5.00% due 11/09/19	936,298	936,298
Peak 10, Inc.
5.00% due 06/17/21	900,000	902,250
Data Device Corp.
5.75% due 07/15/20	900,000	898,875
Active Network, Inc., The
5.50% due 11/13/20	598,497	597,749
Aspect Software, Inc.
7.25% due 05/07/16	484,227	483,622
GlobalLogic Holdings, Inc.
6.25% due 05/31/19	348,250	334,320
P2 Energy Solutions
9.00% due 04/30/21	200,000	200,000

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2014

	Face
	Amount	Value
SENIOR FLOATING RATE INTERESTS††,3 - 24.6% (continued)
Technology - 3.4% (continued)
Openlink Financial, Inc.
6.25% due 10/30/17	$99,490	$99,428
Total Technology		11,076,653
Consumer, Non-cyclical - 3.0%
AdvancePierre Foods, Inc.
9.50% due 10/10/17	1,341,000	1,304,122
Harvard Drug
5.00% due 08/16/20	1,153,458	1,153,458
Nextech Systems LLC
6.00% due 10/28/18†††,2	1,072,500	1,054,380
Performance Food Group
6.25% due 11/14/19	990,000	992,475
Arctic Glacier Holdings, Inc.
5.00% due 05/10/19	1,001,297	988,781
Alberton's Safeway
5.50% due 08/11/21	900,000	901,872
Mitel Networks Corp.
5.25% due 01/31/20	642,491	643,095
ABG Intermediate Holdings 2
LLC
5.50% due 05/27/21	498,750	497,503
CTI Foods Holding Co. LLC
8.25% due 06/28/21	450,000	452,250
Pelican Products, Inc.
5.25% due 04/10/20	399,000	398,753
NES Global Talent
6.50% due 10/03/19	392,500	390,538
Hostess Brands
6.75% due 04/09/20	299,250	306,731
Grocery Outlet, Inc.
5.50% due 12/17/18	247,105	246,796
Targus Group International,
Inc.
12.00% due 05/24/16	232,551	192,436
Rite Aid Corp.
5.75% due 08/21/20	100,000	101,083
Catalent Pharma Solutions,
Inc.
6.50% due 12/31/17	58,364	58,655
Total Consumer, Non-cyclical
Financial - 2.6%
Expert Global Solutions
8.50% due 04/03/18	1,809,227	1,806,205
National Financial Partners
4.50% due 07/01/20	1,591,965	1,582,016
TradeMonster
7.25% due 08/29/19	1,500,000	1,492,500
Safe-Guard
6.25% due 08/19/21	1,400,000	1,393,000
Magic Newco, LLC
12.00% due 06/12/19	750,000	848,438
American Stock Transfer &
Trust
5.75% due 06/26/20	484,490	481,462
RCS Capital
6.50% due 04/29/19	400,000	403,832
Ranpak
8.50% due 04/23/20	$200,000	$203,500
HDV Holdings
5.75% due 12/18/18	127,035	126,082
Cunningham Lindsey U.S., Inc.
9.25% due 06/10/20	116,932	116,676
Total Financial		8,453,711
Communications - 2.4%
Avaya, Inc.
6.50% due 03/31/18	2,309,331	2,315,103
4.66% due 10/26/17	1,413,033	1,368,876
Anaren, Inc.
9.25% due 01/22/21	1,000,000	1,000,000
5.50% due 01/22/21	995,000	990,025
Cengage Learning
Acquisitions, Inc.
7.00% due 03/31/20	1,148,875	1,155,814
Asurion Corp.
5.00% due 05/24/19	795,891	797,881
Gogo LLC
11.25% due 03/21/18	98,081	102,986
7.50% due 03/21/18	81,354	82,167
Total Communications		7,812,852
Energy - 1.5%
Floatel International Ltd.
6.00% due 06/27/20	1,496,250	1,499,990
PSS Companies
5.50% due 01/28/20	1,476,558	1,469,175
Cactus Wellhead
7.00% due 07/31/20	1,000,000	985,000
FTS International
5.75% due 04/16/21	872,727	876,655
Total Energy		4,830,820
Utilities - 1.0%
Expro Holdings UK 3 Ltd.
5.75% due 08/12/21	1,400,000	1,402,339
Astoria Generating Company
Acquisitions LLC
8.50% due 10/26/17	947,864	971,560
ExGen Renewables I LLC
5.25% due 02/06/21	743,745	751,182
Total Utilities		3,125,081
Basic Materials - 0.6%
Noranda Aluminum Acquisition
Corp.
5.75% due 02/28/19	1,090,000	1,061,388
Hoffmaster Group, Inc.
5.25% due 05/09/20	750,000	748,125
Ennis-Flint
7.75% due 09/30/21	300,000	296,250
Total Basic Materials		2,105,763
Total Senior Floating Rate Interests
(Cost $80,757,522)		80,319,058

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2014

	Face
	Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 3.6%
Nomura Resecuritization Trust
2012-1R,0.60% due
08/27/471,3,5	$4,379,999	$4,051,500
GMAC Commercial Mortgage Asset Corp.
2003-PRES,6.24% due
10/10/41†††,1,5	1,451,671	1,395,056
2003-STEW,6.40% due
11/10/43†††,1,5	1,000,000	954,900
TBW Mortgage Backed Pass-Through Certificates
2006-6,6.04% due
01/25/371,7	1,728,976	1,013,738
2006-6,5.75% due
01/25/371,7	734,250	455,829
GreenPoint Mortgage Funding Trust
2006-AR1,0.45% due
02/25/361,3	1,727,030	1,433,202
BBCMS Trust
2013-TYSN,3.71% due
09/05/321,5	1,500,000	1,428,310
Wachovia Bank Commercial Mortgage Trust Series
2007-WHL8,0.86% due
06/15/201,3,5	730,305	715,506
BAMLL-DB Trust
2012-OSI,6.79% due
04/13/291,5	400,000	423,746
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
2006-AB4,6.01% due
10/25/363	816	658
Total Collateralized Mortgage Obligations
(Cost $11,204,645)		11,872,445
MUNICIPAL BONDS†† - 1.4%
Puerto Rico - 1.0%
Commonwealth of Puerto Rico
General Obligation Unlimited
5.00% due 07/01/351	1,600,000	1,539,792
Puerto Rico Highways &
Transportation Authority
Revenue Bonds
5.50% due 07/01/281	750,000	745,635
4.95% due 07/01/261	380,000	380,547
Puerto Rico Municipal Finance
Agency General Obligation
Unlimited
5.00% due 08/01/271	500,000	478,865
Total Puerto Rico		3,144,839
Illinois - 0.4%
State of Illinois General
Obligation Unlimited
5.65% due 12/01/381	1,250,000	1,323,825
Total Municipal Bonds
(Cost $4,394,050)		4,468,664
FOREIGN GOVERNMENT BONDS†† - 0.4%
Kenya Government International Bond
6.88% due 06/24/241,5	1,350,000	1,458,000
Total Foreign Government Bonds
(Cost $1,362,307)		1,458,000
MONEY MARKET FUND† - 2.0%
Dreyfus Treasury Prime Cash Management
Institutional Shares
Total Money Market Fund	6,466,517	6,466,517
(Cost $6,466,517)		6,466,517
Total Investments - 142.0%
(Cost $452,798,374)		$ 463,864,870
	Contracts	Value
CALL OPTIONS WRITTEN† - (0.4)%
Call options on:
SPDR S&P MidCap 400 ETF
Trust Expiring September
2014 with strike price of
$255.00*	120	$ (83,400)
Technology Select Sector
SPDR Fund Expiring
September 2014 with
strike price of $39.00*	779	(102,439)
Powershares QQQ Trust
Series 1 Expiring
September 2014 with
strike price of $97.63*	947	(235,329)
iShares Russell 2000 ETF
Expiring September 2014
with strike price of
$115.00*	1,344	(356,160)
SPDR S&P 500 ETF Trust
Expiring September 2014
with strike price of
$199.00*	1,562	(417,054)
Total Call Options Written
(Premiums received
$567,151)		(1,194,382)
Other Assets & Liabilities, net - (41.6)%		(135,960,671)
Total Net Assets - 100.0%	$ 326,709,817

Other Information (unaudited)

*	Non-income producing security.
**	Less than 0.1%
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
†††	Value determined based on Level 3 inputs — See Note 2.
1
All or a portion of these securities have been physically segregated in connection with borrowings, unfunded commitments and reverse repurchase agreements. As of August 31, 2014, the total amount segregated was $372,761,816.

2	Security was fair valued by the Valuation Committee at August 31, 2014. The total market value of fair valued securities amounts to $6,356,302, (cost $7,319,948) or 1.9% of net assets.
3	Variable rate security. Rate indicated is rate effective at August 31, 2014.
4	Perpetual maturity.
5	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $178,627,246 (cost $170,949,299), or 54.7% of total net assets.
6	Security represents cover for outstanding written options.
7	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
8	Security has no stated coupon. However, it is expected to receive residual cashflow payments on deal defined payment dates.
9	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
10
The issuer of this security will accrue interest on the secured note at a rate of 12% per annum and will make interest payments as follows: (1) 10% in cash and (2) 2% payment-in-kind shares of the secured note.

11	Company has filed for protection in federal bankruptcy court.

plc Public Limited Company
REIT Real Estate Investment Trust

At August 31, 2014, the Fund had the following unfunded loan commitments which could be extended at the option of the borrower:

Borrower††	Expiration Date	Principal Amount	Unrealized Appreciation
AlliedBartion Security	08/12/2021	$ 273,973	$ 148
IntraWest Holdings	12/10/2018	200,000	426
SI Organization	11/23/2019	40,889	10
			$ 584

At August 31, 2014, the following forward exchange currency contracts were outstanding:

	Contracts to Sell	Counterparty	Settlement Date	Settlement Value	Value at 8/31/14	Net Unrealized Appreciation/(Depreciation)
AUD	1,200,000
for USD	1,116,266	The Bank of New York Mellon	09/04/2014	$ 1,116,266	$ 1,120,424	$ (4,158)

EUR	2,500,000
for USD	3,344,250	The Bank of New York Mellon	09/04/2014	3,344,250	3,285,137	59,113

EUR	900,000
for USD	1,202,081	The Bank of New York Mellon	09/04/2014	1,202,081	1,182,649	19,432

EUR	600,000
for USD	797,388	The Bank of New York Mellon	09/04/2014	797,388	788,433	8,955

GBP	350,000
for USD	591,728	The Bank of New York Mellon	09/04/2014	591,728	581,077	10,651
		Total unrealized appreciation for forward exchange currency contracts				$ 93,993

The Fund entered into swap agreements during the period ended August 31, 2014 to potentially enhance return. Details of the swap agreements outstanding as of August 31, 2014 were as follows:

Credit Default Swap Agreement

Counterparty	Reference Entity	Buy/Sell Protection	Termination Date	Implied Credit Spread at August 31, 2014 (2)	Notional Amount (000)	Receiving Fixed Rate	Upfront Premium Received (Paid)	Unrealized Appreciation
Goldman Sachs(1)	Basket of distinct corporate entities	Sell	09/21/14	0.16%	$ 3,000	1.180%	$ -	$ 1,989

(1) The Fund receives a fixed rate based upon the notional amount of $3 million and if a defined credit event occurs, pays cumulative losses in excess of a stated percentage on an underlying basket of distinct corporate entities. The maximum loss exposure is $3 million.

(2) Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundless and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

For information on the Guggenheim Strategic Opportunities Fund’s (the “Fund”) policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

1.	Significant Accounting Policies
The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Fund. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. All time references are based on Eastern Time.

The Board of Trustees of the Fund (the “Board”) has adopted policies and procedures for the valuation of the Fund’s investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities or other assets.

Valuations of the Fund’s securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Fund’s officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the mean of the most recent bid and asked prices on such day.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, which approximates market value.

Typically loans are valued using information provided by an independent third party pricing service which uses broker quotes. If the pricing service cannot or does not provide a valuation for a particular loan or such valuation is deemed unreliable, such loan is fair valued by the Valuation Committee.

Listed options are valued at the Official Settlement Price listed in by the exchange, usually as of 4:00 p.m. Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not available, fair valuation is enacted. Over-the counter options are valued using the average bid price (for long options), or average ask price (for short options) obtained from one or more security dealers.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as World Equity Benchmark Securities. In addition, under the Valuation Procedures, the Valuation Committee and the Guggenheim Funds Investment Advisors, LLC (“GFIA or the “Adviser”) are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Adviser, subject to review by the Valuation Committee, pursuant to methods established or ratified by the Board.

Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

2.	Fair Value Measurement
In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3— significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The following tables summarize the inputs used to value the Fund’s investments as of August 31, 2014:

Description	Level 1	Level 2	Level 3		Total
Assets:
Corporate Bonds	$-	$129,597,511	$3,858,950		$133,456,461
Asset Backed Securities	-	134,087,241	7,481,230		141,568,471
Collateralized Mortgage Obligations	-	9,522,489	2,349,956		11,872,445
Senior Floating Rate Interests	-	77,085,759	3,233,299		80,319,058
Municipal Bonds	-	4,468,664	-		4,468,664
Foreign Government Bonds	-	1,458,000	-		1,458,000
Common Stocks	440,846	353,251	3		794,100
Preferred Stocks	20,694,318	22,412	-		20,716,730
Exchange Traded Funds	62,744,424	-	-		62,744,424
Warrant	-	-	-	*	-	*
Money Market Fund	6,466,517	-	-		6,466,517
Foreign Currency	806	-	-		806
Forward Exchange Currency Contracts	-	98,151	-		98,151
Credit Default Swaps	-	1,989	-		1,989
Unfunded Commitments	-	584	-		584
Total Assets	$90,346,911	$356,696,051	$16,923,438		$463,966,400
Liabilities:
Options Written	$1,194,382	$-	$-		$1,194,382
Forward Exchange Currency Contracts	-	4,158			4,158
Total Liabilities	$1,194,382	$4,158	$-		$1,198,540
* Market value is less than minimum amount disclosed.

Independent pricing services are used to value a majority of the Fund’s investments. When values are not available from a pricing service, they will be determined under the valuation policies that have been reviewed and approved by the Board. In any event, values are determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information and analysis.

Indicative quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may be also used to value the Fund’s assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although indicative quotes are typically received from established market participants, the Fund may not have the transparency to view the underlying inputs which support the market quotations.

Certain fixed income securities are valued by obtaining a monthly indicative quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates. The Fund’s fair valuation guidelines were recently revised to transition such monthly indicative quoted securities from Level 2 to Level 3.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

	Ending Balance	Valuation	Unobservable
Category	at 8/31/14	Technique	Inputs
Corporate Bonds	$ 2,705,950	Monthly Broker Quote	Indicative Quote
Corporate Bonds	$ 1,153,000	Montly Model Price	Trade Price
Asset Backed Securities	$ 7,481,230	Monthly Broker Quote	Indicative Quote
Collateralized Mortgage Obligations	$ 2,349,956	Monthly Broker Quote	Indicative Quote
Senior Floating Rate Interests	$ 3,233,299	Enterprise Value	Valuation Multiple*

*Valuation multiples utilized ranged from 4 to 27.

Significant changes in an indicative quote, trade price or valuation multiple would generally result in significant changes in the fair value of the security.

Any remaining Level 3 securities held by the Fund and excluded from the tables above, were not considered material to the Fund.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period. The Fund recognized transfers between the levels as of the beginning of the period. As of August 31, 2014, the Fund had securities with a total value of $2,232,913 transferred from Level 2 to Level 3. The Fund had transfers into Level 3 due to changes in fair valuation guidelines. The Fund had securities with a total value of $19,595,963 transferred from Level 3 to Level 2 due to availability of market price information at the period end. See the tables below for changes to Level 3.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended August 31, 2014:

Level 3 – Fair value measurement using significant unobservable inputs

Assets	Total
Beginning Balance at 5/31/14	$ 34,120,469
Paydowns Received	(4,625,253)
Payment in kind Distributions Received	17,203
Realized Gain/Loss	105,116
Change in Unrealized Gain/Loss	700,019
Purchases	3,968,934
Transfers into Level 3	2,232,913
Transfers out of Level 3	(19,595,963)
Ending Balance at 8/31/14	$ 16,923,438

3.	Federal Income Taxes
As of August 31, 2014, cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation
$453,678,319	$20,991,044	$(10,804,493)	$10,186,551

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Guggenheim Strategic Opportunities Fund

By:         /s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
Chief Executive Officer

Date:      October 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:         /s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
Chief Executive Officer

Date:      October 30, 2014

By:         /s/ John L. Sullivan
John L. Sullivan
Chief Financial Officer, Chief Accounting Officer & Treasurer

Date:      October 30, 2014